Financial Statement Schedule I	12 Months Ended
Sep. 30, 2018
Financial Statement Schedule I

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(U.S. dollars in thousands, except share data and per share data)

	As of September 30,
	2017	2018
	US$	US$
ASSETS
Current assets
Cash and cash equivalents	6,021	2,223
Prepayment and other current assets	271	271
Amounts due from subsidiaries	10,272	8,669

Total current assets	16,564	11,163

Non-current assets
Long-term investment	911	2,733
Investment in subsidiaries	150,935	161,896

Total non-current assets	151,846	164,629

Total assets	168,410	175,792

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other liabilities	1,521	1,144
Amounts due to subsidiaries	88,141	79,836
Bank borrowings	29,965	50,538

Total current liabilities	119,627	131,518

Total liabilities	119,627	131,518

Shareholders’ equity
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 131,854,773 and 133,275,521 shares issued and outstanding at September 30, 2017 and 2018, respectively)	13	13
Additional paid-in capital	19,097	21,557
Accumulated other comprehensive loss	(3,367)	(7,013)
Retained earnings	33,040	29,717

Total equity	48,783	44,274

Total liabilities and equity	168,410	175,792

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF OPERATIONS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2016	2017	2018
	US$	US$	US$
Cost of sales	(162)	(164)	(161)
Selling expenses	(84)	(85)	(80)
General and administrative expenses	(2,591)	(3,250)	(2,887)

Operating loss	(2,837)	(3,499)	(3,128)
Equity in income of subsidiaries and variable interest entities	27,902	19,287	14,763
Interest income	2	1	1
Interest expense	(1,131)	(1,362)	(2,110)
Exchange gain	2,354	508	2,100

Net income	26,290	14,935	11,626

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME

(U.S. dollars in thousands, except share data and per share data)

	Years ended September 30,
	2016	2017	2018
	US$	US$	US$
Net income	26,290	14,935	11,626
Other comprehensive loss
Foreign currency translation adjustment	(6,153)	(122)	(6,245)

Total comprehensive income	20,137	14,813	5,381

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENT OF CHANGES IN EQUITY

(U.S. dollars in thousands, except share data and per share data)

	China Distance Education Holding Limited shareholders
	Number of ordinary shares	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total equity
		US$	US$	US$	US$	US$
Balance as of September 30, 2015	142,406,933	14	55,598	2,735	32,462	90,809
Net income for the year	—	—	—	—	26,290	26,290
Foreign currency translation adjustments	—	—	—	(6,153)	—	(6,153)
Repurchase of ordinary shares (Note 17)	(11,326,460)	(1)	(21,289)	—	(15,470)	(36,760)
Options exercised	524,300	—	1,659	—	—	1,659
Stock-based compensation expense (Note 25)	125,000	—	2,015	—	—	2,015
Dividends (Note 26)	—	—	(20,800)	—	(10,338)	(31,138)
Loan to optionees in connection with exercise of options	—	—	(1,663)	—	—	(1,663)
Repayment of loan to optionees in connection with exercise of options	—	—	177	—	—	177

Balance as of September 30, 2016	131,729,773	13	15,697	(3,418)	32,944	45,236
Net income for the year	—	—	—	—	14,935	14,935
Foreign currency translation adjustments	—	—	—	(122)	—	(122)
Unrealized gain on available-for-sale investments, net of tax effect of US$26	—	—	—	173	—	173
Stock-based compensation expense (Note 25)	125,000	—	2,111	—	—	2,111
Dividends (Note 26)	—	—	—		(14,839)	(14,839)
Capital contribution from noncontrolling interests	—	—	1,090	—	—	1,090
Repayment of loan to optionees in connection with exercise of options	—	—	199	—	—	199

Balance as of September 30, 2017	131,854,773	13	19,097	(3,367)	33,040	48,783
Net income for the year	—	—	—	—	11,626	11,626
Foreign currency translation adjustments	—	—	—	(6,245)	—	(6,245)
Unrealized gain on available-for-sale investments, net of tax effect of US$420	—	—	—	2,599	—	2,599
Options exercised	952,148	—	1,489	—	—	1,489
Stock-based compensation expense (Note 25)	468,600	—	2,306	—	—	2,306
Dividends (Note 26)	—	—	—	—	(14,949)	(14,949)
Capital contribution from noncontrolling interests	—	—	29	—	—	29
Loan to optionees in connection with exercise of options	—	—	(1,557)	—	—	(1,557)
Repayment of loan to optionees in connection with exercise of options	—	—	193	—	—	193

Balance as of September 30, 2018	133,275,521	13	21,557	(7,013)	29,717	44,274

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(U.S. dollars in thousands, except share data and per share data)

	For the years ended September 30,
	2016	2017	2018
	US$	US$	US$
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	26,290	14,935	11,626
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in profit of subsidiaries and variable interest entities	(27,902)	(19,287)	(14,763)
Share-based compensation	2,015	2,111	2,306
(Decrease) increase in accrued expenses and other liabilities	(29)	1,263	(377)
(Increase) decrease in amounts due from subsidiaries	(5,120)	(1,263)	1,604
(Increase) decrease in prepayments and other assets	(3)	12	—
Increase (decrease) in amounts due to subsidiaries	65,631	6,059	(8,305)
Exchange (gain) loss	(925)	553	(1,666)

Net cash generated from (used in) operating activities	59,957	4,383	(9,575)
Purchase of available-for-sale investment	—	(911)	—

Net cash used in investing activity	—	(911)	—
Repurchase of ordinary shares	(36,760)	—	—
Proceeds from share options exercised by employees	1,659	—	1,489
Loan to optionees in connection with exercise of options	(1,663)	—	(1,558)
Repayment of loan to optionees in connection with exercise of options	177	199	193
Capital contribution from noncontrolling interests	—	1,090	29
New short-term loans drawn down	—	14,414	20,573
Dividends paid to shareholders	(31,138)	(14,839)	(14,949)

Net cash (used in) generated from financing activities	(67,725)	864	5,777

Net (decrease) increase in cash and cash equivalents and restricted cash	(7,768)	4,336	(3,798)
Cash and cash equivalents and restricted cash at beginning of the year	9,453	1,685	6,021

Cash and cash equivalents and restricted cash at end of the year	1,685	6,021	2,223

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

NOTES TO FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share data and per share data)

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, VIEs and VIEs’ subsidiaries were over the 25% of the consolidated net assets of the Group as of September 30, 2018.

2.	INVESTMENTS IN SUBSIDIARIES AND VIEs

In its consolidated financial statements, the Parent Company consolidates the results of operations and assets and liabilities of its subsidiaries, VIEs and VIEs’ subsidiaries, and inter-company balances and transactions were eliminated upon consolidation. For the purpose of the Parent Company’s standalone financial statements, its investments in subsidiaries are reported using the equity method of accounting as a single line item and the Parent Company’s share of income from its subsidiaries are reported as the single line item of equity in income of subsidiaries and variable interest entities.

The Parent Company carried the investments in subsidiaries and VIEs at US$150,935 and US$161,896 at September 30, 2017 and 2018, respectively.

The Parent Company’s share of equity in income in subsidiaries and the VIEs recognized in years ended September 30, 2016, 2017 and 2018 were US$27,902, US$19,287 and US$14,763, respectively.